Operating Lease (Details 3)	Dec. 31, 2019 USD ($)
Operating Lease [Abstract]
2020	$ 62,520
2021	35,884
2022	35,884
Thereafter
Total	134,288
Less:imputed interest	9,016
Total lease liabilities	$ 125,272